                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number: ___________
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Cincinnati Indemnity Company
Address:      6200 South Gilmore Road
              Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

       /s/ Kenneth S. Miller       Fairfield, Ohio          February 14, 2005
       --------------------     ----------------------     ---------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers                    1
                                                  -------

Form 13F Information Table Entry Total:              5
                                                  -------

Form 13F Information Table Value Total             14,808
                                                  ----------

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.___________








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
                                            COLUMN 2        COLUMN 3        COLUMN 4         COLUMN 5     SH/PRN      PUT/CALL
                                           TITLE OF
                                             CLASS           CUSIP          FMV (000)        SHARES
EXXON MOBIL CORPORATION                     Common         30231G102          5,229          102,000       SH
GENERAL ELECTRIC CO.                        Common         369604103          1,825           50,000       SH
GENUINE PARTS CO                            Common         372460105            661           15,000       SH
JOHNSON & JOHNSON                           Common         478160104          1,586           25,000       SH
PROCTER & GAMBLE CORPORATION                Common         742718109          5,508          100,000       SH

                                                                             14,808          292,000


                                            COLUNM 6       COLUNM 7         COLUNM 8
                                           INVESTMENT                                         SHARED
       ISSUER                                 DIS          OTH MGRS           SOLE                       NONE
EXXON MOBIL CORPORATION                     SHARED             01               -             102,000      -
GENERAL ELECTRIC CO.                        SHARED             01               -              50,000      -
GENUINE PARTS CO                            SHARED             01               -              15,000      -
JOHNSON & JOHNSON                           SHARED             01               -              25,000      -
PROCTER & GAMBLE CORPORATION                SHARED             01               -             100,000      -
                                                                                              292,000